Warrants (Tables)	12 Months Ended
Jan. 31, 2022
Warrants.
Schedule of summary of liability classified warrants

A summary of liability classified warrants is as follows (in thousands, except per share amounts):

	Underlying				Fair Value
	Common	Strike	Redemption	Expiration	at January 31,
Type	Shares	Price	Price	Date	2022
Private Placement Warrants – Sponsor	16,300	$11.50	None	6/11/26	$28,199

Schedule of summary of equity classified warrants

A summary of equity classified warrants is as follows (in thousands, except per share amounts):

	Underlying
	Common	Strike	Redemption	Expiration
Type	Shares	Price	Price	Date
Public Warrants	23,000	$11.50	$18.00	6/11/26
Private Placement Warrants (PIPE)	16,667	$11.50	$18.00	6/11/26
Private Placement Warrants (Global Knowledge)	5,000	$11.50	None	10/12/25
Private Placement Warrants (CEO)	1,000	$11.50	None	6/11/26
Total	45,667